UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and
                                                  High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through April 30, 2005


ITEM 1. REPORTS TO SHAREHOLDERS


                                 [PHOTO OMITTED]

                                     CALAMOS(R) CONVERTIBLE AND HIGH INCOME FUND

                                                SEMIANNUAL REPORT APRIL 30, 2005

                                                                 [LOGO](R)
                                                          CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter ........................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statement of Changes In Net Assets ........................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   21

Report of Independent Registered Public
   Accounting Firm ........................................................   22

Other Information .........................................................   23

President's Letter

[PHOTO OMITTED]

Dear Shareholder,

This semi-annual report covers the period of November 1, 2004, to April 30, 2005, a period where the convertible market declined and high-yield markets were generally flat. Although the CALAMOS CONVERTIBLE AND HIGH INCOME FUND (NYSE:
CHY) dropped slightly in price during the period, it produced a steady, significant monthly dividend for shareholders, and continues to trade at a premium to its underlying portfolio's NAV (net asset value). As a refresher to some of our shareholders, a closed-end fund is traded on an exchange, where buyers and sellers determine the price of the fund. The fund thus may trade at a premium (higher than NAV) or at a discount (lower than NAV).

Designed to provide total return through a combination of capital appreciation and current income, the Fund makes use of convertible and high-yield securities in a flexible, opportunistic manner to achieve this goal. It is important to note that while convertible and high-yield bonds provide income to the portfolio, they also provide the opportunity for capital appreciation, as they are more equity sensitive than traditional fixed income bonds. By dynamically combining these securities, we aim for long term total return, combining significant current income with equity market participation.

For the semi-annual period, questions over the strength of the economy dampened high yield bonds, while convertibles dropped due to declines in the volatility of equities and excessive selling by hedge funds. We think the market was driven by short-term concerns during this semi-annual period, while our portfolios remained positioned to take advantage of longer-term trends. We viewed the convertible market as substantially undervalued in the first portion of 2005, and invested in additional opportunities which we believe offered potentially significant upside yet met our investment team's risk-management criteria.

A recent development worth noting is the Board of Trustees' ratification of a level-rate distribution policy for the Fund, announced in June of 2005. We recognize how important stability of income can be, particularly to closed-end fund investors, and sought to formalize the Fund's aim to providing such stability. At a monthly rate of $0.1219 per share, the Fund's distribution represents an annualized rate 9.75% based on the Fund's

CALAMOS CONVERTIBLE AND HIGH INCOME FUND

The views expressed in this report reflect those of Calamos Advisors LLC through June 20, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.


                                              Convertible and High Income Fund
                                         President's Letter  SEMIANNUAL REPORT 1

President's Letter

initial offering price of $15.00, and equates to $1.46 per share on an annual basis. We believe that the adoption of a level rate distribution policy has the potential to serve the long-term interests of you as a CHY shareholder, as consistent, dependable distributions can be an important component of your total return goals. If any distribution exceeds the Fund's net investment company taxable income, the excess generally will be a tax-free return of capital.

Together, the Fund's portfolio management team's risk-managed approach, communications efforts, and dividend policy are all designed to enhance the value of your investment. We believe that the Fund's flexible mandate and its focus on long-term total return provides the potential to create long term wealth for shareholders, while our risk management and dividend commitment provide downside protection and current, dependable income. As a portfolio manager--and shareholder--I remain committed to striving to help you meet your long-term investment goals. Thank you for your confidence in CALAMOS INVESTMENTS and CHY.

Sincerely,


/s/ John P. Calamos

JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer


  Convertible and High Income Fund
2 SEMIANNUAL REPORT  President's Letter

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS (103.7%)
                      CONSUMER DISCRETIONARY (21.8%)
$  2,552,000          Accuride Corp.*
                      8.500%, 02/01/15                          $     2,411,640
   2,784,000          Asbury Automotive Group, Inc.^
                      9.000%, 06/15/12                                2,756,160
   9,280,000          Beazer Homes USA, Inc.
                      8.375%, 04/15/12                                9,883,200
   4,640,000          Broder Bros. Co.^
                      11.250%, 10/15/10                               4,964,800
   2,320,000          CBD Media, LLC
                      8.625%, 06/01/11                                2,314,200
   4,640,000          DEX Media, Inc.^
                      8.000%, 11/15/13                                4,802,400
  12,167,000 GBP      EMI Group, PLC
                      9.750%, 05/20/08                               25,170,188
                      General Motors Corp.^
   7,331,000          8.250%, 07/15/23                                5,620,282
     742,000          7.125%, 07/15/13                                  589,955
                      Goodyear Tire & Rubber Company^
   6,496,000          7.857%, 08/15/11                                5,878,880
   4,640,000          7.000%, 03/15/28                                3,862,800
   8,631,000          Hasbro, Inc.
                      6.600%, 07/15/28                                9,101,053
   5,846,000          Houghton Mifflin Company^
                      9.875%, 02/01/13                                5,933,690
   3,712,000          IMAX Corp.^
                      9.625%, 12/01/10                                3,944,000
   3,712,000          Inn of the Mountain Gods^
                      12.000%, 11/15/10                               4,370,880
   4,640,000          Interpublic Group of Companies, Inc.
                      7.250%, 08/15/11                                4,836,527
   2,784,000          Intrawest Corp.
                      7.500%, 10/15/13                                2,784,000
                      J.C. Penney Company, Inc.
   1,856,000          9.000%, 08/01/12^                               2,134,400
   1,392,000          7.650%, 08/15/16                                1,513,800
   2,784,000          Jarden Corp.
                      9.750%, 05/01/12                                2,978,880
   4,594,000          Kellwood Company
                      7.625%, 10/15/17                                4,900,213
   3,480,000          La Quinta, Corp.^
                      8.875%, 03/15/11                                3,762,750
   3,248,000          Landry's Restaurants, Inc.*^
                      7.500%, 12/15/14                                3,036,880
   2,784,000          Mandalay Resort Group^
                      7.625%, 07/15/13                                2,888,400
  10,977,000          Oxford Industries, Inc.
                      8.875%, 06/01/11                               11,416,080
     928,000          Pinnacle Entertainment, Inc.^
                      8.250%, 03/15/12                                  914,080
   7,424,000          Rent-A-Center, Inc.
                      7.500%, 05/01/10                                7,386,880
   4,176,000 CAD      Rogers Wireless, Inc.
                      7.625%, 12/15/11                                3,410,029

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  3,480,000 CAD      Rogers Cable, Inc.
                      7.250%, 12/15/11                          $     2,793,293
  11,043,000          Royal Caribbean Cruises, Ltd.^
                      7.500%, 10/15/27                               11,595,150
   4,640,000          Russell Corp.^
                      9.250%, 05/01/10                                4,837,200
   8,816,000          Spanish Broadcasting Systems, Inc.
                      9.625%, 11/01/09                                9,245,780
   7,981,000          Vail Resorts, Inc.
                      6.750%, 02/15/14                                7,901,190
   6,496,000          Warnaco Group, Inc.^
                      8.875%, 06/15/13                                7,048,160
                      Warner Music Group
   1,856,000 GBP      8.125%, 04/15/14                                3,699,052
   1,856,000          7.375%, 04/15/14                                1,865,280
                      WCI Communities, Inc.
   6,032,000          7.875%, 10/01/13                                6,032,000
   2,784,000          6.625%, 03/15/15*                               2,547,360
                                                                ---------------
                                                                    201,131,512
                                                                ---------------
                      CONSUMER STAPLES (8.7%)
   1,856,000          Central Garden & Pet Company^
                      9.125%, 02/01/13                                2,004,480
   5,104,000          Chattem, Inc.^
                      7.000%, 03/01/14                                5,180,560
   4,176,000          Chiquita Brands International, Inc.
                      7.500%, 11/01/14                                3,841,920
   5,248,000          Del Monte Foods Company
                      8.625%, 12/15/12                                5,641,600
   5,568,000          DIMON, Inc.
                      7.750%, 06/01/13                                6,305,760
                      Dole Food Company, Inc.
   4,494,000          8.875%, 03/15/11                                4,786,110
   4,139,000          8.625%, 05/01/09                                4,376,992
   2,096,000          Gold Kist, Inc.
                      10.250%, 03/15/14                               2,378,960
  12,528,000          Jean Coutu Group, Inc.^
                      8.500%, 08/01/14                               11,870,280
   3,712,000          Pinnacle Foods Holding^
                      8.250%, 12/01/13                                3,099,520
   5,939,000          Playtex Products, Inc.
                      8.000%, 03/01/11                                6,369,578
                      Rayovac Corp.
  10,208,000          8.500%, 10/01/13                               10,539,760
   2,784,000          7.375%, 02/01/15*^                              2,714,400
   5,104,000          Revlon Consumer Products Corp.*^
                      9.500%, 04/01/11                                4,938,120
   1,856,000          Smithfield Foods, Inc.
                      7.750%, 05/15/13                                1,995,200
   1,856,000          Standard Commercial Corp.
                      8.000%, 04/15/12                                2,136,720
   1,950,000          WH Intermediate Holdings, Ltd.
                      9.500%, 04/01/11                                2,086,500
                                                                ---------------
                                                                     80,266,460
                                                                ---------------


                                              Convertible and High Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 3

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      ENERGY (10.5%)
                      Chesapeake Energy Corp.
$  3,712,000          6.875%, 01/15/16^                         $     3,712,000
   1,856,000          7.750%, 01/15/15                                1,962,720
   4,640,000          Forest Oil Corp.
                      8.000%, 12/15/11                                5,057,600
  10,115,000          General Maritime Corp.
                      10.000%, 03/15/13                              11,050,638
                      Giant Industries, Inc.
   5,568,000          8.000%, 05/15/14^                               5,623,680
   1,987,000          11.000%, 05/15/12                               2,275,115
  10,533,000          Houston Exploration Company^
                      7.000%, 06/15/13                               10,638,330
   4,269,000          KCS Energy, Inc.
                      7.125%, 04/01/12                                4,247,655
   2,538,000          Lone Star Technologies, Inc.
                      9.000%, 06/01/11                                2,677,590
                      Overseas Shipholding Group, Inc.
   2,784,000          7.500%, 02/15/24                                2,686,560
     937,000          8.750%, 12/01/13                                1,040,070
   4,292,000          Paramount Resources Ltd.
                      8.500%, 01/31/13                                4,184,700
                      Petroleo Brasileiro, SA^
   6,960,000          8.375%, 12/10/18                                7,142,700
   4,640,000          9.125%, 07/02/13                                5,104,000
  18,096,000          Premcor Refining Group, Inc.^
                      7.500%, 06/15/15                               19,543,680
     928,000          Stone Energy Corp.
                      6.750%, 12/15/14                                  886,240
   2,784,000          Swift Energy Company
                      7.625%, 07/15/11                                2,839,680
   6,032,000          Whiting Petroleum Corp.
                      7.250%, 05/01/12                                6,032,000
                                                                ---------------
                                                                     96,704,958
                                                                ---------------
                      FINANCIALS (4.1%)
   4,454,000          Fairfax Financial Holdings, Ltd.^
                      7.750%, 04/26/12                                4,136,652
                      Host Marriott Corp.^
  10,208,000          7.125%, 11/01/13                               10,386,640
   1,949,000          9.250%, 10/01/07                                2,095,175
  11,136,000          Leucadia National Corp.
                      7.000%, 08/15/13                               11,191,680
                      Senior Housing Properties Trust
   4,965,000          7.875%, 04/15/15                                5,225,663
   4,640,000          8.625%, 01/15/12                                5,057,600
                                                                ---------------
                                                                     38,093,410
                                                                ---------------
                      HEALTH CARE (8.8%)
   9,289,000          Alpharma, Inc.*
                      8.625%, 05/01/11                                9,056,775
  15,103,000          Ameripath, Inc.^
                      10.500%, 04/01/13                              15,178,515
  12,064,000          Ardent Health Services, Inc.
                      10.000%, 08/15/13                              14,671,030

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$ 13,549,000          Bausch & Lomb, Inc.
                      7.125%, 08/01/28                          $    13,955,470
   2,784,000          Beverly Enterprises, Inc.
                      7.875%, 06/15/14                                3,062,400
   2,633,000          Psychiatric Solutions, Inc.
                      10.625%, 06/15/13                               2,922,630
   6,032,000          Quintiles Transnational Corp.
                      10.000%, 10/01/13                               6,544,720
   9,373,000          Tenet Healthcare Corp.*^
                      9.250%, 02/01/15                                9,419,865
   6,496,000          Vanguard Health Systems, Inc.
                      9.000%, 10/01/14                                6,804,560
                                                                ---------------
                                                                     81,615,965
                                                                ---------------
                      INDUSTRIALS (17.3%)
   5,568,000          American Airlines, Inc.
                      7.250%, 02/05/09                                5,289,600
   2,320,000          Armor Holdings, Inc.^
                      8.250%, 08/15/13                                2,470,800
     974,000 EUR      Aspropulsion Capital BV*
                      9.625%, 10/01/13                                1,422,600
                      BE Aerospace, Inc.
   2,784,000          8.875%, 05/01/11                                2,818,800
   1,856,000          8.500%, 10/01/10                                2,004,480
   2,784,000          Casella Waste Systems, Inc.
                      9.750%, 02/01/13                                3,055,440
  15,776,000          CNH Global, NV*
                      9.250%, 08/01/11                               16,170,400
  15,312,000          Esterline Technologies Corp.
                      7.750%, 06/15/13                               16,077,600
   2,315,000          Gardner Denver, Inc.*
                      8.000%, 05/01/13                                2,326,575
   1,392,000          GATX Corp.
                      8.875%, 06/01/09                                1,585,283
   3,684,000          General Cable Corp.
                      9.500%, 11/15/10                                3,923,460
   6,032,000          Hutchison Whampoa, Ltd.*^
                      6.250%, 01/24/14                                6,378,725
   7,888,000          Jacuzzi Brands, Inc.
                      9.625%, 07/01/10                                8,479,600
                      JLG Industries, Inc.
   7,053,000          8.250%, 05/01/08                                7,335,120
   3,248,000          8.375%, 06/15/12^                               3,394,160
   7,006,000          Laidlaw Global Securities, Inc.
                      10.750%, 06/15/11                               8,021,870
                      Legrand Holding, SA
   7,424,000          8.500%, 02/15/25^                               8,908,800
     928,000 EUR      11.000%, 02/15/13                               1,440,501
   4,033,000          Manitowoc Company, Inc.
                      10.500%, 08/01/12                               4,506,878
  12,064,000          Mobile Mini, Inc.
                      9.500%, 07/01/13                               13,270,400
   4,640,000          Monitronics International, Inc.
                      11.750%, 09/01/10                               4,976,400


  Convertible and High Income Fund
4 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$  2,227,000          Orbital Sciences Corp.
                      9.000%, 07/15/11                          $     2,427,430
                      Sequa Corp.
   6,496,000          8.875%, 04/01/08                                6,723,360
   1,856,000          9.000%, 08/01/09                                1,967,360
                      Terex Corp.
   6,496,000          9.250%, 07/15/11                                7,080,640
   5,684,000          7.375%, 01/15/14^                               5,740,840
  12,992,000          United Rentals, Inc.^
                      7.000%, 02/15/14                               11,757,760
                                                                ---------------
                                                                    159,554,882
                                                                ---------------
                      INFORMATION TECHNOLOGY (8.0%)
   6,032,000          Advanced Micro Devices, Inc.
                      7.750%, 11/01/12                                5,685,160
   2,543,000          Arrow Electronics, Inc.
                      6.875%, 06/01/18                                2,703,298
   3,712,000          Celestica, Inc.^
                      7.875%, 07/01/11                                3,712,000
   1,856,000          Flextronics International, Ltd.
                      6.500%, 05/15/13                                1,781,760
   4,640,000          Freescale Semiconductor, Inc.
                      7.125%, 07/15/14                                4,848,800
                      Iron Mountain, Inc.
   3,712,000 GBP      7.250%, 04/15/14*                               6,477,765
   1,856,000          6.625%, 01/01/16^                               1,661,120
   4,779,000          Lucent Technologies, Inc.
                      6.500%, 01/15/28                                4,026,308
   6,728,000          Motorola, Inc.^
                      7.500%, 05/15/25                                7,882,881
   4,640,000          Sanmina-Sci Corp.
                      10.375%, 01/15/10                               5,104,000
   3,712,000          Stratus Technologies, Inc.^
                      10.375%, 12/01/08                               3,637,760
   6,496,000          Telcordia Technologies*
                      10.000%, 03/15/13                               6,301,120
  19,024,000          Xerox Corp.
                      7.625%, 06/15/13                               20,403,240
                                                                ---------------
                                                                     74,225,212
                                                                ---------------
                      MATERIALS (18.7%)
                      Aleris International, Inc.
   2,970,000          10.375%, 10/15/10                               3,244,725
   2,651,000          9.000%, 11/15/14*                               2,717,275
   8,352,000          Arch Western Finance, LLC^
                      6.750%, 07/01/13                                8,414,640
   4,640,000          Ball Corp.
                      6.875%, 12/15/12                                4,790,800
   5,568,000          Bowater, Inc.^
                      6.500%, 06/15/13                                5,080,800
   8,352,000          Buckeye Technologies, Inc.
                      8.500%, 10/01/13                                8,727,840
  17,651,000          Equistar Chemicals, LP
                      10.625%, 05/01/11                              19,769,120

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$ 11,925,000          Freeport-McMoRan Copper & Gold, Inc.^
                      10.125%, 02/01/10                         $    13,117,500
  13,920,000          Georgia-Pacific Corp.^
                      8.000%, 01/15/14                               14,964,000
   2,300,000          Graham Packaging Holdings Company*^
                      9.875%, 10/15/14                                2,208,000
   5,568,000          IPSCO, Inc.
                      8.750%, 06/01/13                                6,208,320
   2,784,000          Massey Energy Company
                      6.950%, 03/01/07                                2,846,640
   8,352,000          Neenah Paper, Inc.*^
                      7.375%, 11/15/14                                7,976,160
   4,872,000          Novelis, Inc.*^
                      7.250%, 02/15/15                                4,738,020
  12,064,000          Polyone Corp.^
                      10.625%, 05/15/10                              13,360,880
   7,795,000          Pope & Talbot, Inc.
                      8.375%, 06/01/13                                8,145,775
   4,640,000          Sealed Air Corp.*
                      6.875%, 07/15/33                                5,157,699
   6,200,000          Steel Dynamics, Inc.
                      9.500%, 03/15/09^                               6,665,000
   1,856,000          Stone Container Corp.
                      8.375%, 07/01/12                                1,842,080
  21,669,000          Texas Industries, Inc.
                      10.250%, 06/15/11                              24,431,797
                      Union Carbide Corp.
   4,501,000          7.875%, 04/01/23^                               4,936,616
   3,016,000          7.500%, 06/01/25                                3,236,482
                                                                ---------------
                                                                    172,580,169
                                                                ---------------
                      TELECOMMUNICATION SERVICES (1.5%)
   5,568,000          AT&T Corp.
                      9.750%, 11/15/31                                6,960,000
   6,496,000          Nextel Communications, Inc.
                      7.375%, 08/01/15                                6,950,720
                                                                ---------------
                                                                     13,910,720
                                                                ---------------
                      UTILITIES (4.3%)
   6,447,000          AES Corp.
                      8.500%, 11/01/07                                6,527,587
   4,640,000          Centerpoint Energy, Inc.^
                      6.850%, 06/01/15                                5,165,693
                      Edison International
   5,568,000          9.875%, 04/15/11^                               6,319,680
   3,712,000          10.000%, 08/15/08                               4,073,920
   4,640,000          Public Service Enterprise Group, Inc.^
                      8.625%, 02/15/08                                4,895,200
  11,693,000          Teco Energy, Inc.^
                      7.500%, 06/15/10                               12,540,743
                                                                ---------------
                                                                     39,522,823
                                                                ---------------
                      TOTAL CORPORATE BONDS
                      (Cost $925,143,610)                           957,606,111
                                                                ===============


                                              Convertible and High Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 5

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS (2.4%)
                      CONSUMER DISCRETIONARY (1.0%)
$  9,000,000          Walt Disney Company^
                      2.125%, 04/15/23                          $     9,495,000
                                                                ---------------
                      INDUSTRIALS (1.0%)
   5,500,000          GATX Corp.
                      7.500%, 02/01/07                                6,386,875
   2,160,000          Quanta Services Inc.
                      4.500%, 10/01/23                                2,165,400
     550,000          Titan International, Inc.
                      5.250%, 07/26/09                                  671,000
                                                                ---------------
                                                                      9,223,275
                                                                ---------------
                      TELECOMMUNICATION SERVICES (0.4%)
                      Liberty Media Corp. (Sprint PCS Group)
   4,142,000          3.750%, 02/15/30^                               2,454,135
   1,974,000          4.000%, 11/15/29                                1,297,905
                                                                ---------------
                                                                      3,752,040
                                                                ---------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost $22,695,989)                             22,470,315
                                                                ===============
SYNTHETIC CONVERTIBLE SECURITIES (9.5%)
CORPORATE BONDS (8.1%)
                      CONSUMER DISCRETIONARY (1.7%)
     198,000          Accuride Corp.*
                      8.500%, 02/01/15                                  187,110
     216,000          Asbury Automotive Group, Inc.^
                      9.000%, 06/15/12                                  213,840
     720,000          Beazer Homes USA, Inc.
                      8.375%, 04/15/12                                  766,800
     360,000          Broder Bros. Co.^
                      11.250%, 10/15/10                                 385,200
     180,000          CBD Media, LLC
                      8.625%, 06/01/11                                  179,550
     360,000          DEX Media, Inc.^
                      8.000%, 11/15/13                                  372,600
     944,000 GBP      EMI Group, PLC
                      9.750%, 05/20/08                                1,952,877
                      General Motors Corp.^
     569,000          8.250%, 07/15/23                                  436,222
      58,000          7.125%, 07/15/13                                   46,115
                      Goodyear Tire & Rubber Company^
     504,000          7.857%, 08/15/11                                  456,120
     360,000          7.000%, 03/15/28                                  299,700
     669,000          Hasbro, Inc.
                      6.600%, 07/15/28                                  705,434
     454,000          Houghton Mifflin Company^
                      9.875%, 02/01/13                                  460,810
     288,000          IMAX Corp.^
                      9.625%, 12/01/10                                  306,000
     288,000          Inn of the Mountain Gods^
                      12.000%, 11/15/10                                 339,120
     360,000          Interpublic Group of Companies, Inc.
                      7.250%, 08/15/11                                  375,248

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$    216,000          Intrawest Corp.
                      7.500%, 10/15/13                          $       216,000
                      J.C. Penney Company, Inc.
     144,000          9.000%, 08/01/12^                                 165,600
     108,000          7.650%, 08/15/16                                  117,450
     216,000          Jarden Corp.
                      9.750%, 05/01/12                                  231,120
     356,000          Kellwood Company
                      7.625%, 10/15/17                                  379,729
     270,000          La Quinta, Corp.^
                      8.875%, 03/15/11                                  291,938
     252,000          Landry's Restaurants, Inc.*^
                      7.500%, 12/15/14                                  235,620
     216,000          Mandalay Resort Group^
                      7.625%, 07/15/13                                  224,100
     851,000          Oxford Industries, Inc.
                      8.875%, 06/01/11                                  885,040
      72,000          Pinnacle Entertainment, Inc.^
                      8.250%, 03/15/12                                   70,920
     576,000          Rent-A-Center, Inc.
                      7.500%, 05/01/10                                  573,120
     324,000 CAD      Rogers Wireless, Inc.
                      7.625%, 12/15/11                                  264,571
     270,000 CAD      Rogers Cable, Inc.
                      7.250%, 12/15/11                                  216,721
     857,000          Royal Caribbean Cruises, Ltd.^
                      7.500%, 10/15/27                                  899,850
     360,000          Russell Corp.^
                      9.250%, 05/01/10                                  375,300
     684,000          Spanish Broadcasting Systems, Inc.
                      9.625%, 11/01/09                                  717,345
     619,000          Vail Resorts, Inc.
                      6.750%, 02/15/14                                  612,810
     504,000          Warnaco Group, Inc.^
                      8.875%, 06/15/13                                  546,840
                      Warner Music Group
     144,000 GBP      8.125%, 04/15/14                                  286,995
     144,000          7.375%, 04/15/14                                  144,720
                      WCI Communities, Inc.
     468,000          7.875%, 10/01/13                                  468,000
     216,000          6.625%, 03/15/15*                                 197,640
                                                                ---------------
                                                                     15,604,175
                                                                ---------------
                      CONSUMER STAPLES (0.7%)
     144,000          Central Garden & Pet Company^
                      9.125%, 02/01/13                                  155,520
     396,000          Chattem, Inc.^
                      7.000%, 03/01/14                                  401,940
     324,000          Chiquita Brands International, Inc.
                      7.500%, 11/01/14                                  298,080
     407,000          Del Monte Foods Company
                      8.625%, 12/15/12                                  437,525
     432,000          DIMON, Inc.
                      7.750%, 06/01/13                                  489,240


  Convertible and High Income Fund
6 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      Dole Food Company, Inc.
$    349,000          8.875%, 03/15/11                          $       371,685
     321,000          8.625%, 05/01/09                                  339,457
     163,000          Gold Kist, Inc.
                      10.250%, 03/15/14                                 185,005
     972,000          Jean Coutu Group, Inc.^
                      8.500%, 08/01/14                                  920,970
     288,000          Pinnacle Foods Holding^
                      8.250%, 12/01/13                                  240,480
     461,000          Playtex Products, Inc.
                      8.000%, 03/01/11                                  494,423
                      Rayovac Corp.
     792,000          8.500%, 10/01/13                                  817,740
     216,000          7.375%, 02/01/15*^                                210,600
     396,000          Revlon Consumer Products Corp.*^
                      9.500%, 04/01/11                                  383,130
     144,000          Smithfield Foods, Inc.
                      7.750%, 05/15/13                                  154,800
     144,000          Standard Commercial Corp.
                      8.000%, 04/15/12                                  165,780
     151,000          WH Intermediate Holdings, Ltd.
                      9.500%, 04/01/11                                  161,570
                                                                ---------------
                                                                      6,227,945
                                                                ---------------
                      ENERGY (0.8%)
                      Chesapeake Energy Corp.
     288,000          6.875%, 01/15/16^                                 288,000
     144,000          7.750%, 01/15/15                                  152,280
     360,000          Forest Oil Corp.
                      8.000%, 12/15/11                                  392,400
     785,000          General Maritime Corp.
                      10.000%, 03/15/13                                 857,613
                      Giant Industries, Inc.
     432,000          8.000%, 05/15/14^                                 436,320
     154,000          11.000%, 05/15/12                                 176,330
     817,000          Houston Exploration Company^
                      7.000%, 06/15/13                                  825,170
     331,000          KCS Energy, Inc.
                      7.125%, 04/01/12                                  329,345
     197,000          Lone Star Technologies, Inc.
                      9.000%, 06/01/11                                  207,835
                      Overseas Shipholding Group, Inc.
     216,000          7.500%, 02/15/24                                  208,440
      73,000          8.750%, 12/01/13                                   81,030
     333,000          Paramount Resources Ltd.
                      8.500%, 01/31/13                                  324,675
                      Petroleo Brasileiro, SA^
     540,000          8.375%, 12/10/18                                  554,175
     360,000          9.125%, 07/02/13                                  396,000
   1,404,000          Premcor Refining Group, Inc.^
                      7.500%, 06/15/15                                1,516,320
      72,000          Stone Energy Corp.
                      6.750%, 12/15/14                                   68,760
     216,000          Swift Energy Company
                      7.625%, 07/15/11                                  220,320

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$    468,000          Whiting Petroleum Corp.
                      7.250%, 05/01/12                          $       468,000
                                                                ---------------
                                                                      7,503,013
                                                                ---------------
                      FINANCIALS (0.3%)
     346,000          Fairfax Financial Holdings, Ltd.^
                      7.750%, 04/26/12                                  321,347
                      Host Marriott Corp.^
     792,000          7.125%, 11/01/13                                  805,860
     151,000          9.250%, 10/01/07                                  162,325
     864,000          Leucadia National Corp.
                      7.000%, 08/15/13                                  868,320
                      Senior Housing Properties Trust
     385,000          7.875%, 04/15/15                                  405,213
     360,000          8.625%, 01/15/12                                  392,400
                                                                ---------------
                                                                      2,955,465
                                                                ---------------
                      HEALTH CARE (0.7%)
     721,000          Alpharma, Inc.*
                      8.625%, 05/01/11                                  702,975
   1,172,000          Ameripath, Inc.^
                      10.500%, 04/01/13                               1,177,860
     936,000          Ardent Health Services, Inc.
                      10.000%, 08/15/13                               1,138,270
   1,051,000          Bausch & Lomb, Inc.
                      7.125%, 08/01/28                                1,082,530
     216,000          Beverly Enterprises, Inc.
                      7.875%, 06/15/14                                  237,600
     204,000          Psychiatric Solutions, Inc.
                      10.625%, 06/15/13                                 226,440
     468,000          Quintiles Transnational Corp.
                      10.000%, 10/01/13                                 507,780
     727,000          Tenet Healthcare Corp.*^
                      9.250%, 02/01/15                                  730,635
     504,000          Vanguard Health Systems, Inc.
                      9.000%, 10/01/14                                  527,940
                                                                ---------------
                                                                      6,332,030
                                                                ---------------
                      INDUSTRIALS (1.4%)
     432,000          American Airlines, Inc.
                      7.250%, 02/05/09                                  410,400
     180,000          Armor Holdings, Inc.^
                      8.250%, 08/15/13                                  191,700
      76,000 EUR      Aspropulsion Capital BV*
                      9.625%, 10/01/13                                  111,004
                      BE Aerospace, Inc.
     216,000          8.875%, 05/01/11                                  218,700
     144,000          8.500%, 10/01/10                                  155,520
     216,000          Casella Waste Systems, Inc.
                      9.750%, 02/01/13                                  237,060
   1,224,000          CNH Global, NV*
                      9.250%, 08/01/11                                1,254,600
   1,188,000          Esterline Technologies Corp.
                      7.750%, 06/15/13                                1,247,400
     180,000          Gardner Denver, Inc.*
                      8.000%, 05/01/13                                  180,900


                                              Convertible and High Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 7

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$    108,000          GATX Corp.
                      8.875%, 06/01/09                          $       122,996
     286,000          General Cable Corp.
                      9.500%, 11/15/10                                  304,590
     468,000          Hutchison Whampoa, Ltd.*^
                      6.250%, 01/24/14                                  494,901
     612,000          Jacuzzi Brands, Inc.
                      9.625%, 07/01/10                                  657,900
                      JLG Industries, Inc.
     547,000          8.250%, 05/01/08                                  568,880
     252,000          8.375%, 06/15/12^                                 263,340
     544,000          Laidlaw Global Securities, Inc.
                      10.750%, 06/15/11                                 622,880
                      Legrand Holding, SA
     576,000          8.500%, 02/15/25^                                 691,200
      72,000 EUR      11.000%, 02/15/13                                 111,763
     313,000          Manitowoc Company, Inc.
                      10.500%, 08/01/12                                 349,777
     936,000          Mobile Mini, Inc.
                      9.500%, 07/01/13                                1,029,600
     360,000          Monitronics International, Inc.
                      11.750%, 09/01/10                                 386,100
     173,000          Orbital Sciences Corp.
                      9.000%, 07/15/11                                  188,570
                      Sequa Corp.
     504,000          8.875%, 04/01/08                                  521,640
     144,000          9.000%, 08/01/09                                  152,640
                      Terex Corp.
     504,000          9.250%, 07/15/11                                  549,360
     441,000          7.375%, 01/15/14^                                 445,410
   1,008,000          United Rentals, Inc.^
                      7.000%, 02/15/14                                  912,240
                                                                ---------------
                                                                     12,381,071
                                                                ---------------
                      INFORMATION TECHNOLOGY (0.6%)
     468,000          Advanced Micro Devices, Inc.
                      7.750%, 11/01/12                                  441,090
     197,000          Arrow Electronics, Inc.
                      6.875%, 06/01/18                                  209,418
     288,000          Celestica, Inc.^
                      7.875%, 07/01/11                                  288,000
     144,000          Flextronics International, Ltd.
                      6.500%, 05/15/13                                  138,240
     360,000          Freescale Semiconductor, Inc.
                      7.125%, 07/15/14                                  376,200
                      Iron Mountain, Inc.
     288,000 GBP      7.250%, 04/15/14*                                 502,585
     144,000          6.625%, 01/01/16^                                 128,880
     371,000          Lucent Technologies, Inc.
                      6.500%, 01/15/28                                  312,568
     522,000          Motorola, Inc.^
                      7.500%, 05/15/25                                  611,603
     360,000          Sanmina-Sci Corp.
                      10.375%, 01/15/10                                 396,000

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
$    288,000          Stratus Technologies, Inc.^
                      10.375%, 12/01/08                         $       282,240
     504,000          Telcordia Technologies*
                      10.000%, 03/15/13                                 488,880
   1,476,000          Xerox Corp.
                      7.625%, 06/15/13                                1,583,010
                                                                ---------------
                                                                      5,758,714
                                                                ---------------
                      MATERIALS (1.5%)
                      Aleris International, Inc.
     230,000          10.375%, 10/15/10                                 251,275
     206,000          9.000%, 11/15/14*                                 211,150
     648,000          Arch Western Finance, LLC^
                      6.750%, 07/01/13                                  652,860
     360,000          Ball Corp.
                      6.875%, 12/15/12                                  371,700
     432,000          Bowater, Inc.^
                      6.500%, 06/15/13                                  394,200
     648,000          Buckeye Technologies, Inc.
                      8.500%, 10/01/13                                  677,160
   1,369,000          Equistar Chemicals, LP
                      10.625%, 05/01/11                               1,533,280
     925,000          Freeport-McMoRan Copper & Gold, Inc.^
                      10.125%, 02/01/10                               1,017,500
   1,080,000          Georgia-Pacific Corp.^
                      8.000%, 01/15/14                                1,161,000
     178,000          Graham Packaging Holdings Company*^
                      9.875%, 10/15/14                                  170,880
     432,000          IPSCO, Inc.
                      8.750%, 06/01/13                                  481,680
     216,000          Massey Energy Company
                      6.950%, 03/01/07                                  220,860
     648,000          Neenah Paper, Inc.*^
                      7.375%, 11/15/14                                  618,840
     378,000          Novelis, Inc.*^
                      7.250%, 02/15/15                                  367,605
     936,000          Polyone Corp.^
                      10.625%, 05/15/10                               1,036,620
     605,000          Pope & Talbot, Inc.
                      8.375%, 06/01/13                                  632,225
     360,000          Sealed Air Corp.*
                      6.875%, 07/15/33                                  400,166
     481,000          Steel Dynamics, Inc.
                      9.500%, 03/15/09^                                 517,075
     144,000          Stone Container Corp.
                      8.375%, 07/01/12                                  142,920
   1,681,000          Texas Industries, Inc.
                      10.250%, 06/15/11                               1,895,328
                      Union Carbide Corp.
     349,000          7.875%, 04/01/23^                                 382,777
     234,000          7.500%, 06/01/25                                  251,106
                                                                ---------------
                                                                     13,388,207
                                                                ---------------


  Convertible and High Income Fund
8 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
                      TELECOMMUNICATION SERVICES (0.1%)
$    432,000          AT&T Corp.
                      9.750%, 11/15/31                          $       540,000
     504,000          Nextel Communications, Inc.
                      7.375%, 08/01/15                                  539,280
                                                                ---------------
                                                                      1,079,280
                                                                ---------------
                      UTILITIES (0.3%)
     500,000          AES Corp.
                      8.500%, 11/01/07                                  506,250
     360,000          Centerpoint Energy, Inc.^
                      6.850%, 06/01/15                                  400,787
                      Edison International
     432,000          9.875%, 04/15/11^                                 490,320
     288,000          10.000%, 08/15/08                                 316,080
     360,000          Public Service Enterprise Group, Inc.^
                      8.625%, 02/15/08                                  379,800
     907,000          Teco Energy, Inc.^
                      7.500%, 06/15/10                                  972,757
                                                                ---------------
                                                                      3,065,994
                                                                ---------------
                      TOTAL CORPORATE BONDS                          74,295,894
                                                                ===============
NUMBER OF
CONTRACTS                                                            VALUE
-------------------------------------------------------------------------------
OPTIONS (1.4%)
                      CONSUMER DISCRETIONARY (0.3%)
         600          eBay, Inc.#
                      Call, 01/20/07, Strike 42.50                      204,000
       3,100          Home Depot, Inc.#
                      Call, 01/20/07, Strike 40.00                    1,023,000
       2,900          YUM! Brands, Inc.#
                      Call, 01/20/07, Strike 50.00                    1,392,000
                                                                ---------------
                                                                      2,619,000
                                                                ---------------
                      CONSUMER STAPLES (0.2%)
       1,600          Avon Products, Inc.#
                      Call, 01/20/07, Strike 45.00                      664,000
       1,400          Constellation Brands, Inc.#
                      Call, 01/20/07, Strike 55.00                    1,148,000
       2,000          Sara Lee Corp.#
                      Call, 01/20/07, Strike 22.50                      305,000
                                                                ---------------
                                                                      2,117,000
                                                                ---------------
                      ENERGY (0.1%)
       1,600          Transocean, Inc.#
                      Call, 01/20/07, Strike 55.00                    1,128,000
                                                                ---------------
                      FINANCIALS (0.2%)
       2,500          Allstate Corp.#
                      Call, 01/20/07, Strike 55.00                    1,675,000
                                                                ---------------
                      HEALTH CARE (0.3%)
       1,100          UnitedHealth Group, Inc.#
                      Call, 01/20/07, Strike 85.00                    2,420,000
                                                                ---------------

NUMBER OF
CONTRACTS                                                            VALUE
-------------------------------------------------------------------------------
                      INFORMATION TECHNOLOGY (0.3%)
       2,000          Apple Computer, Inc.#
                      Call, 01/20/07, Strike 37.50              $     1,620,000
       5,100          Nokia Corp.#
                      Call, 01/20/07, Strike 15.00                    1,530,000
                                                                ---------------
                                                                      3,150,000
                                                                ---------------
                      TOTAL OPTIONS                                  13,109,000
                                                                ===============
                      TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                      (Cost $86,886,185)                             87,404,894
                                                                ===============
NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (25.6%)
                      CONSUMER DISCRETIONARY (4.2%)
   1,005,000          Ford Motor Company Capital Trust II
                      6.500%                                         39,144,750
                                                                ---------------
                      CONSUMER STAPLES (2.8%)
   1,190,000          Albertson's, Inc.
                      7.250%                                         25,537,400
                                                                ---------------
                      ENERGY (1.4%)
     155,000          Amerada Hess Corp.
                      7.000%                                         12,606,150
                                                                ---------------
                      FINANCIALS (10.1%)
  14,800,000          Assurant, Inc.*
                      7.750%                                         15,088,600
     505,000          Chubb Corp.
                      7.000%                                         15,069,200
     215,000          Hartford Financial Services Group, Inc.
                      7.000%                                         14,190,000
     450,000          Lehman Brothers Holdings, Inc.
                      6.250%                                         11,911,500
     230,000          Merrill Lynch & Company, Inc.
                      6.750%                                          7,947,190
     570,000          National Australia Bank, Ltd.
                      7.875%                                         21,603,000
     150,000          Washington Mutual, Inc.
                      5.375%                                          7,702,500
                                                                ---------------
                                                                     93,511,990
                                                                ---------------
                      HEALTH CARE (1.4%)
     240,000          Baxter International, Inc.
                      7.000%                                         13,368,000
                                                                ---------------
                      INDUSTRIALS (0.9%)
   3,000,000 GBP      BAE Systems, PLC
                      7.750%                                          7,830,711
                                                                ---------------
                      INFORMATION TECHNOLOGY (0.4%)
      75,000          Pioneer-Standard Financial Trust
                      6.750%                                          3,618,750
                                                                ---------------
                      UTILITIES (4.4%)
     450,000          Ameren Corp.
                      9.750%                                         12,640,500


                                              Convertible and High Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 9

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
      33,100          Southern Union Company
                      5.000%                                    $     1,659,965
     375,000          TXU Corp.
                      8.125%                                         26,621,250
                                                                ---------------
                                                                     40,921,715
                                                                ---------------
                      TOTAL CONVERTIBLE PREFERRED STOCKS
                      (Cost $233,539,270)                           236,539,466
                                                                ===============
PRINCIPAL
AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.7%)
$ 15,116,000          Exxon Mobil Corporation
                      2.600%, 05/02/05
                      (Cost $15,114,908)                             15,114,908
                                                                ===============
NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (23.1%)
 213,189,372          Bank of New York Institutional Cash
                      Reserve Fund current rate 3.010%
                      (Cost $213,189,372)                           213,189,372
                                                                ===============
TOTAL INVESTMENTS (166.0%)
   (Cost $1,496,569,334)                                          1,532,325,066
                                                                ===============
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-23.1%)                 (213,189,372)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES
(3.7%)                                                               34,293,813
                                                                ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-46.6%)                                         (430,250,365)
                                                                ---------------
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS
   (100.0%)                                                     $   923,179,142
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Values for securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2005, the market value of 144A securities that could not be exchanged to the registered form was $118,537,200 or 12.8% of net assets applicable to common shareholders of the Fund.

^     Security, or portion of security, is on loan.

#     Non-Income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
EUR   European Monetary Unit
GBP   British Pound Sterling

FUND SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                20.6%
INDUSTRIALS                           14.5%
MATERIALS                             14.3%
FINANCIALS                            10.4%
ENERGY                                 9.0%
CONSUMER STAPLES                       8.7%
HEALTH CARE                            8.0%
INFORMATION TECHNOLOGY                 6.7%
UTILITIES                              6.4%
TELECOMMUNICATION SERVICES             1.4%


   Convertible and High Income Fund
10 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,496,569,334)                                                            $ 1,532,325,066
Cash with custodian (interest bearing)                                                                          189,413
Restricted cash deposited with broker (interest bearing)                                                        150,000
Receivable for investments sold                                                                               7,234,327
Accrued interest and dividends receivables                                                                   27,654,967
Unrealized appreciation on interest rate swaps                                                                6,599,979
Prepaid expenses                                                                                                 47,171
Other assets                                                                                                     12,834
-----------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                        1,574,213,757
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                                             6,642,553
Payable to investment advisor                                                                                   785,488
Payable to financial accountant                                                                                  12,934
Payable for deferred compensation to Trustees                                                                    12,834
Other accounts payable and accrued liabilities                                                                  141,069
Payable upon return of securities loaned                                                                    213,189,372
-----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                     220,784,250
-----------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 17,200 shares, including dividends payable                430,250,365
-----------------------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                          923,179,142
=======================================================================================================================
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 61,444,211 shares issued and outstanding        $   875,297,016
Undistributed net investment income (loss)                                                                   (3,264,068)
Accumulated net realized gain (loss) on investments, written options, foreign currency transactions
and interest rate swaps                                                                                       8,761,754
Net unrealized appreciation (depreciation) on investments, written options, foreign currency
translations and interest rate swaps                                                                         42,384,440
-----------------------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $   923,179,142
=======================================================================================================================
Net asset value per common share based on 61,444,211 shares issued and outstanding                      $         15.02
=======================================================================================================================

*     Includes $207,809,277 of securities loaned.


                                             Convertible and High Income Fund
                       Statement of Assets and Liabilities  SEMIANNUAL REPORT 11

               See accompanying Notes to Financial Statements.

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                    $ 46,227,408
Dividends                                                                                                      5,876,393
Securities lending income                                                                                        506,896
------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                                                 52,610,697
------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                                                       5,532,162
Financial accounting fees                                                                                         80,532
Auction agent and rating agency fees                                                                             555,898
Printing and mailing fees                                                                                        106,938
Accounting fees                                                                                                   98,866
Audit and legal fees                                                                                              60,730
Custodian fees                                                                                                    45,225
Registration fees                                                                                                 24,125
Transfer agent fees                                                                                               18,750
Trustees' fees                                                                                                    15,178
Other                                                                                                             43,732
------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                           6,582,136
------------------------------------------------------------------------------------------------------------------------
      Less expense waived                                                                                       (691,520)
------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                             5,890,616
========================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                            46,720,081
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY
AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
   Investments                                                                                                15,079,750
   Foreign currency transactions                                                                               2,953,276
   Interest rate swaps                                                                                        (1,662,338)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                                                                               (48,422,044)
   Foreign currency translations                                                                                 (21,263)
   Interest rate swaps                                                                                         8,079,513
------------------------------------------------------------------------------------------------------------------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY AND
      INTEREST RATE SWAPS                                                                                    (23,993,106)
========================================================================================================================
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         22,726,975
========================================================================================================================
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                                                         (5,311,835)
------------------------------------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS     $ 17,415,140
========================================================================================================================


   Convertible and High Income Fund
12 SEMIANNUAL REPORT  Statement of Operations

               See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                                    For the Six
                                                                                    Months Ended            For the
                                                                                   April 30, 2005         Year ended
                                                                                    (unaudited)        October 31, 2004
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                       $  46,720,081        $  96,162,030
Net realized gain (loss) from investments, written options, foreign currency
transactions and interest rate swaps                                                  16,370,688           (8,534,111)
Change in net unrealized appreciation/depreciation on investments, written
options, foreign currency translations and interest rate swaps                       (40,363,794)          47,353,283
Dividends to preferred shareholders from
   Net investment income                                                              (5,311,835)          (6,021,235)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations                                                             17,415,140          128,959,967
---------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                                                (44,802,115)         (88,670,835)

CAPITAL STOCK TRANSACTIONS
Reinvestment of dividends resulting in the issuance of common stock                    5,529,591           13,595,460
Net increase (decrease) in net assets from capital stock transactions                  5,529,591           13,595,460
---------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       (21,857,384)          53,884,592
---------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                                  945,036,526          891,151,934
---------------------------------------------------------------------------------------------------------------------
End of period                                                                      $ 923,179,142        $ 945,036,526
=====================================================================================================================
Undistributed net investment income (loss)                                         $  (3,264,068)       $     129,801


                                             Convertible and High Income Fund
                        Statement of Changes in Net Assets  SEMIANNUAL REPORT 13

               See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS CONVERTIBLE AND HIGH INCOME FUND (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on May 30, 2003.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. Under normal circumstances the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, except exchange traded option securities, that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.


   Convertible and High Income Fund
14 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium.

Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature


                                             Convertible and High Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 15

Notes to Financial Statements (unaudited)

such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.10% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through May 31, 2008) and to waive a declining amount for an additional three years (0.07% of the average weekly managed assets in 2009, 0.05% in 2010, and 0.03% in 2011).

Effective November 1, 2004 Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the net assets of Calamos Investment Trust and Calamos Advisors Trust, and the managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund and Calamos Strategic Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting services fee payable to Calamos Advisors based on average assets of the Fund.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $12,834 are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2005. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at April 30, 2005.


   Convertible and High Income Fund
16 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the six months ended April 30, 2005 were as follows:

Purchases                    $284,444,764
Proceeds from sales           294,992,742

The following information is presented on an income tax basis as of April 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at April 30, 2005 was as follows:

Cost basis of investments                                       $ 1,500,114,737
                                                                ---------------
Gross unrealized appreciation                                        62,640,349
Gross unrealized depreciation                                       (30,430,020)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $    32,210,329
                                                                ===============

NOTE 4 - INCOME TAXES

Distributions during the fiscal year ended October 31, 2004 were characterized for income tax purposes as follows:

DISTRIBUTIONS PAID FROM:

Net investment income                                             $  94,560,679
Capital gains                                                                --

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                     $          --
Undistributed capital gains                                                  --
                                                                  -------------

Total undistributed earnings                                                 --
Accumulated capital and other losses                                 (5,148,747)
Net unrealized gains/(losses)                                        80,625,688
                                                                  -------------

Total accumulated earnings/(losses)                                  75,476,941
Other                                                                  (207,840)
Paid-in capital                                                     869,767,425
                                                                  -------------
                                                                  $ 945,036,526
                                                                  -------------


                                             Convertible and High Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 17

Notes to Financial Statements (unaudited)

NOTE 5 - COMMON STOCK

         There are unlimited common shares of beneficial interest authorized and 61,444,211 shares outstanding at April 30, 2005. Calamos Advisors LLC owned 15,751 of the outstanding shares. Transactions in common shares were as follows:

                                                           For the Six Months Ended    For the Year Ended
                                                          April 30, 2005 (unaudited)    October 31, 2004
---------------------------------------------------------------------------------------------------------
Beginning shares                                                  61,091,942               60,208,549
Shares sold                                                               --                       --
Shares issued through reinvestment of distributions                  352,269                  883,393
                                                                  -----------------------------------
Ending shares                                                     61,444,211               61,091,942
                                                                  ===================================

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2005.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


   Convertible and High Income Fund
18 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.65% to 3.41% for the six months ended April 30, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of April 30, 2005 were as follows:

                                                                                       UNREALIZED
                    TERMINATION        NOTIONAL       FIXED RATE    FLOATING RATE     APPRECIATION
COUNTERPARTY           DATE          AMOUNT (000)     (FUND PAYS)  (FUND RECEIVES)   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Citibank NA      October 27, 2006      $100,000          2.80%      1 month LIBOR      $1,441,787
Citibank NA      October 27, 2007      $200,000          3.27%      1 month LIBOR       3,575,189
Citibank NA      October 27, 2008      $100,000          3.65%      1 month LIBOR       1,583,003
                                                                                       ----------
                                                                                       $6,599,979
                                                                                       ==========


                                             Convertible and High Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 19

Notes to Financial Statements (unaudited)

NOTE 10 - SECURITIES LENDING

During the six months ended April 30, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2005, the Fund had securities valued at $207,809,277 that were on loan to broker-dealers and banks and $213,189,372 in cash or cash equivalent collateral.


   Convertible and High Income Fund
20 SEMIANNUAL REPORT  Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                    ---------------------------------------------
                                                                                     For the Six                        May 30,
                                                                                    Months Ended      For the            2003*
                                                                                      April 30,      Year Ended         through
                                                                                     (unaudited)     October 31,      October 31,
                                                                                    ---------------------------------------------
                                                                                        2005            2004             2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginnning of period                                                 $  15.47        $  14.80        $  14.32(a)
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                           0.77            1.60            0.44
------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from investments, written options,
   foreign currency and interest rate swaps                                              (0.40)           0.63            0.46
------------------------------------------------------------------------------------------------------------------------------
Dividends to preferred shareholders from:
   Net investment income (common share equivalent basis)                                 (0.09)          (0.10)          (0.02)
------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    0.28            2.13            0.88
------------------------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from:
   Net investment income                                                                 (0.73)          (1.46)          (0.37)
------------------------------------------------------------------------------------------------------------------------------
   Capital charge resulting from issuance of common and preferred shares                    --              --           (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $  15.02        $  15.47        $  14.80
------------------------------------------------------------------------------------------------------------------------------
Market value, end of period                                                           $  15.27        $  16.74        $  16.00
------------------------------------------------------------------------------------------------------------------------------
Total investment return based on (b):
   Net asset value                                                                        1.73%          14.91%           5.92%
------------------------------------------------------------------------------------------------------------------------------
   Market value                                                                          (4.42)%         15.02%           9.36%
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets applicable to common shareholders, end of period (000's omitted)           $923,179        $945,037        $891,152
------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at redemption value ($25,000 per share liquidation preference)
   (000's omitted)                                                                    $430,000        $430,000        $430,000
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets applicable to common shareholders:
   Net expenses (c)                                                                       1.23%           1.25%           1.11%
------------------------------------------------------------------------------------------------------------------------------
   Gross expenses prior to waiver of expenses by the advisor (c)                          1.38%           1.40%           1.24%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) (c)                                                       9.77%          10.56%           7.85%
------------------------------------------------------------------------------------------------------------------------------
   Preferred share dividends (c)                                                          1.11%           0.65%           0.34%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss), net of preferred share dividends (c)                     8.66%           9.91%           7.51%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     21%             27%             20%
------------------------------------------------------------------------------------------------------------------------------
Asset coverage per preferred share, at end of period (d)                              $ 78,688        $ 79,952        $ 76,811
------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.

(c)   Annualized for periods less than one year.

(d) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.


                                             Convertible and High Income Fund
                                      Financial Highlights  SEMIANNUAL REPORT 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible and High Income
Fund:

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible and High Income Fund (the "Fund") as of April 30, 2005, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2004 and the financial highlights for the year ended October 31, 2004 and for the period from May 30, 2003 (commencement of operations) through October 31, 2003; and in our report dated December 21, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


/s/ Deloitte & Touche LLP

Chicago, Illinois
June 20, 2005


   Convertible and High Income Fund
22 SEMIANNUAL REPORT  Report of Independent Registered Public Accounting Firm

OTHER INFORMATION (UNAUDITED)

RESULTS OF SHAREHOLDER MEETING. The Annual Meeting of Shareholders of the Fund was held on April 6, 2005 where shareholders voted on the elections of trustees. With regard to the election, each trustee standing for election was elected by the shareholders as follows:

                                                             # OF COMMON
TRUSTEES                                                AND PREFERRED SHARES
--------------------------------------------------------------------------------
                                                        FOR             WITHHELD
                                                     ---------------------------
John P. Calamos, Sr.                                 57,949,240         387,069
Weston W. Marsh                                      57,965,603         370,706

                                                        # OF PREFERRED SHARES
                                                     ---------------------------
                                                        FOR             WITHHELD
                                                     ---------------------------
William R. Rybak                                       17,136              32

The other trustees of the Fund whose terms did not expire in 2005 are Nick P. Calamos, Joe F. Hanauer, John E. Neal and Stephen B. Timbers.


                                             Convertible and High Income Fund
                                         Other Information  SEMIANNUAL REPORT 23

                      This page intentionally left blank.

                      This page intentionally left blank.

                                    [LOGO](R)
                             CALAMOS INVESTMENTS(R)

  Calamos Investments | 1111 E. Warrenville Road | Naperville, IL 60563-1463 |
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Fund's proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
1111 E. Warrenville Road
Naperville, IL 60563-1463

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT ACCOUNTANTS
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

                    AS OF JULY 15, 2005, CALAMOS INVESTMENTS
                    WILL BE LOCATED AT:
                               2020 CALAMOS COURT
                              NAPERVILLE, IL 60563

              (C) 2005 Calamos Holdings LLC. All Rights Reserved.
      Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHYSAN 1791 2005




ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------- ----------------- -------------- --------------------- ----------------------------
                                                         (C) TOTAL NUMBER         (D) MAXIMUM NUMBER
                        (A) TOTAL                         OF SHARES (OR         (OR APPROXIMATE DOLLAR
                        NUMBER OF       (B) AVERAGE      UNITS) PURCHASED        VALUE) OF SHARES (OR
                       SHARES (OR       PRICE PAID     AS PART OF PUBLICLY      UNITS) THAT MAY YET BE
                         UNITS)          PER SHARE        ANNOUNCED PLANS         PURCHASED UNDER THE
      PERIOD            PURCHASED        (OR UNIT)          OR PROGRAMS            PLANS OR PROGRAMS
-------------------- ----------------- -------------- --------------------- ----------------------------
November 1 to               0                0                 0                         0
November 30
-------------------- ----------------- -------------- --------------------- ----------------------------
December 1 to             4,108           $16.97               0                         0
December 31
-------------------- ----------------- -------------- --------------------- ----------------------------
January 1 to                0                0                 0                         0
January 31
-------------------- ----------------- -------------- --------------------- ----------------------------
February 1 to               0                0                 0                         0
February 28
-------------------- ----------------- -------------- --------------------- ----------------------------
March 1 to                  0                0                 0                         0
March 31
-------------------- ----------------- -------------- --------------------- ----------------------------
April 1 to April            0                0                 0                         0
30
-------------------- ----------------- -------------- --------------------- ----------------------------
Total                       0                0                 0                         0
-------------------- ----------------- -------------- --------------------- ----------------------------

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics -- Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005